Income Taxes (Details) - Schedule of income tax (benefit)/expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State	2
Foreign
Total current income tax (benefit) expense	2
Deferred:
Federal
State
Foreign
Total deferred income tax expense (benefit)
Income tax expense (benefit)	$ 2